Segment and Geographical Information continued (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,428	$ 6,642	$ 5,402
Long-lived assets by area	10,312	8,554	8,391
Ghana [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Attributed To Foreign Countries)	772	802	566
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Attributed To Foreign Countries)	1,921	2,034	1,924
Brazil [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Attributed To Foreign Countries)	851	767	599
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Attributed To Foreign Countries)	988	950	768
Tanzania [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Attributed To Foreign Countries)	906	753
North America [Member]
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Attributed To Foreign Countries)	917	810	719
Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,781	7,030	2,760
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,056	2,596	899
Long-lived assets by area	3,164	2,360	2,701
Geographic Areas, Revenues from External Customers [Abstract]
Entity-wide disclosures - Revenues (Country Of Domicile)	2,013	2,561	2,207
Geographic Areas Long Lived Assets [Abstract]
Entity-wide disclosures - Long-lived assets (Country Of Domicile)	2,913	2,151	2,458
Continental Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,617	2,529	1,043
Long-lived assets by area	3,747	3,544	3,437
Australasia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	430	389	208
Long-lived assets by area	786	441	373
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,658	1,499	573
Long-lived assets by area	2,316	2,088	1,808
Other, including corporate, and Non-gold producing subsidiaries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20	17	37
Long-lived assets by area	299	121	72
Equity method investments included [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(353)	(388)	(333)
Loss on realized non hedge derivatives [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 2,975